Time charter revenue - Operating revenue (Table) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CMA CGM [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	29.62%	33.83%	50.60%
MAERSK [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	29.79%	22.81%	14.13%
MSC [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	5.28%	7.54%	12.86%
ZIM [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	10.73%	7.49%	3.51%